THE FLEX-FUNDS
                               6125 MEMORIAL DRIVE
                               DUBLIN, OHIO 43017

                                   May 2, 2008


U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

      Re:   The Flex-funds (the "Fund")
            Commission File Nos.: 33-88420 and 811-3462
            -------------------------------------------

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933 (the "Act"), the Fund hereby certifies that the form of its Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated April 30, 2008, filed electronically as Post-Effective Amendment No. 18 to the Fund's Registration Statement on Form N-1A on April 29, 2008.

      If you have any questions or require further information, do not hesitate to contact the undersigned at (614) 766-7000.

                                                     Sincerely,

                                                     /s/ Bruce E. McKibben

                                                     Bruce E. McKibben
                                                     Treasurer